As filed with the Securities and Exchange Commission on May  23, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
March 31, 2007
(Unaudited)

	Shares	Market Value
Common Stocks - 94.0%		$ 39,804,796
(cost $34,685,666)

CONSUMER DISCRETIONARY - 5.2%		2,191,950
ACR GROUP, INC.*	9,216	46,817
AVATAR HOLDINGS, INC.*	1,700	121,448
BOYD GAMING CORP.	2,600	123,864
BROWN SHOE CO., INC.	900	37,800
CHARTER COMMUNICATIONS, INC. - CLASS A*	41,500	115,785
COURIER CORP.	1,700	66,419
CTI INDUSTRIES CORP.*	6,900	53,682
CUTTER & BUCK INC	11,501	136,287
DAC TECHNOLOGIES GROUP INTERNATIONAL, INC.*	22,050	30,650
DXP ENTERPRISES, INC.*	11,100	424,020
THE HOME DEPOT, INC.	4,300	157,982
HOME SOLUTIONS OF AMERICA, INC.*	4,600	21,850
HONDA MOTOR CO., LTD. - ADR	600	20,922
INFOSONICS CORP.*	69,300	251,559
JACLYN, INC.*	4,600	51,888
JOHNSON CONTROLS, INC.	500	47,310
THE MEN'S WEARHOUSE, INC.	950	44,698
MOVIE STAR, INC.*	32,400	76,464
NIKE, INC. - CLASS B	1,100	116,886
PROQUEST CO.*	6,500	58,500
SHOE CARNIVAL, INC.*	1,200	39,960
TOYOTA MOTOR CORP. - ADR	300	38,448
WPT ENTERPRISES, INC.*	21,150	108,711

CONSUMER STAPLES - 3.5%		1,467,992
BJ'S WHOLESALE CLUB, INC.*	700	23,681
BUNGE LTD.	500	41,110
CHINA PRECISION STEEL, INC.*	47	313
COMPANIA CERVECERIAS UNIDAS - ADR	3,900	122,538
GRUMA - ADR	15,600	197,808
LEADING BRANDS, INC.*	157,050	435,029
PARLUX FRAGRANCES, INC.*	9,300	51,894
PILGRIM'S PRIDE CORP.	900	29,871
PROCTER & GAMBLE CO.	3,800	240,008
PYRAMID BREWERIES, INC.*	37,651	144,580
SADIA - ADR	3,500	131,775
SANDERSON FARMS, INC.	900	33,354
WILAMETTE VALLEY VINEYARDS, INC.*	2,300	16,031

ENERGY - 17.1%		7,253,825
ALLIS-CHALMERS ENERGY, INC.*	19,900	313,425
APACHE CORP.	1,100	77,770
BG GROUP PLC - ADR	1,300	93,236
CALLON PETROLEUM CO.*	38,500	522,445
CHESAPEAKE ENERGY CORP.	2,800	86,464
CHEVRON CORP.	2,700	199,692
CONOCOPHILLIPS	3,300	225,555
DIAMOND OFFSHORE DRILLING, INC.	2,400	194,280
EDGE PETROLEUM CORP.*	1,400	17,528
ENCANA CORP.	600	30,378
ENDEAVOUR INTERNATIONAL CORP.*	64,500	132,225
ENSCO INTERNATIONAL INC.	3,700	201,280
FRONTLINE, LTD.	5,300	188,150
GIANT INDUSTRIES, INC.*	750	56,738
HELMERICH & PAYNE, INC.	5,700	172,938
HUGOTON ROYALTY TRUST	14,169	356,775
LUFKIN INDUSTRIES, INC.	3,800	213,484
NOBLE CORP.	2,600	204,568
OCCIDENTAL PETROLEUM CORP.	7,300	359,963
PATTERSON-UTI ENERYGY, INC.	38,400	861,696
PEABODY ENERGY CORP.	1,900	76,456
PENN WEST ENERGY TRUST	17,200	505,336
PETROBRAS ENERGIA PARTICIPACIONES - ADR*	7,200	74,880
PLAINS EXPLORATION & PRODUCTION CO.*	1,100	49,654
PROVIDENT ENERGY TRUST	6,490	70,157
SHIP FINANCE INTERNATIONAL LTD.	568	15,576
STANTEC, INC.*	404	11,033
TEL OFFSHORE TRUST	90	987
TESORO CORP.	3,900	391,677
VAALCO ENERGY, INC.*	54,900	284,382
VALERO ENERGY CORP.	19,192	1,237,692
XTO ENERGY, INC.	500	27,405

FINANCIALS - 20.6%		8,747,311
21ST CENTURY HOLDING CO.	5,600	100,128
ACA CAPITAL HOLDINGS, INC.*	13,300	186,466
AMERIPRISE FINANCIAL, INC.	1,100	62,854
AMPAL-AMERICAN ISRAEL CORP. - CLASS A*	13,200	57,948
APOLLO INVESTMENT CORP.	7,900	169,060
ARCH CAPITAL GROUP, LTD.*	600	40,926
ASTA FUNDING, INC.	3,600	155,448
BANCO BILBAO VIZCAYA ARGENTARIA - ADR	2,100	51,555
BARCLAYS PLC - ADR	2,200	125,268
BEACH FIRST NATIONAL BANCSHARES, INC.*	6,306	148,191
BERKSHIRE HATHAWAY HOLDINGS, INC. - CLASS A*	2	217,980
BERKSHIRE HATHAWAY HOLDINGS, INC. - CLASS B*	116	422,240
CALAMOS ASSET MANAGEMENT INC. - CLASS A	2,200	49,104
CASH AMERICA INTERNATIONAL, INC.	3,200	131,200

CREDICORP, LTD.	2,600	126,698
CRM HOLDINGS, LTD.*	11,580	100,746
DIAMOND HILL INVESTMENT GROUP, INC.*	13,093	1,276,698
E*TRADE FINANCIAL CORP.*	2,200	46,684
EMC INSURANCE GROUP, INC.	2,600	67,080
ENDURANCE SPECIALTY HOLDINGS, LTD.	5,100	182,274
EPOCH HOLDING CORP.*	9,483	125,365
FANNIE MAE	2,900	158,282
FIDELITY NATIONAL TITLE GROUP, INC. - CLASS A	157	3,770
FIRST REGIONAL BANCORP*	2,800	83,160
FRANKLIN RESOURCES, INC.	500	60,415
GAMCO INVESTORS, INC. - CLASS A	4,500	194,985
THE GOLDMAN SACHS GROUP, INC.	400	82,652
GYRODYNE CO. OF AMERICA, INC.*	2,725	160,775
INTERVEST BANCSHARES CORP.*	3,500	100,450
IPC HOLDINGS, LTD.*	6,400	184,640
ITLA CAPITAL CORP.	1,000	52,020
KINGSWAY FINANCIAL SERVICES, INC.	7,300	136,583
LABRANCHE & CO., INC.*	20,100	164,016
NEWTEK BUSINESS SERVICES, INC.*	75,735	153,742
OPTIONSXPRESS HOLDINGS, INC.	2,200	51,788
ORIX CORP. - ADR	700	91,595
PATRIOT CAPITAL FUNDING, INC.	10,700	151,940
PRUDENTIAL FINANCIAL, INC.	500	45,130
RADIAN GROUP, INC.	700	38,416
SAFETY INSURANCE GROUP, INC.	3,100	124,372
SCOR - ADR	19,700	53,387
STANCORP FINANCIAL GROUP, INC.	1,100	54,087
TRADESTATION GROUP, INC.*	32,700	411,693
U.S. GLOBAL INVESTORS, INC.	91,052	2,345,500

HEALTH CARE - 15.3%		6,486,192
A.D.A.M., INC.*	2,414	15,353
AKORN, INC.*	46,300	312,525
AMARIN CORP.*	177,700	408,710
CARDIOTECH INTERNATIONAL, INC.*	25	39
DEPOMED, INC.*	220,244	786,271
ELAN CORP. PLC - ADR*	217,700	2,893,233
HEALTH GRADES, INC.*	9,200	57,776
HUMANA, INC.*	2,100	121,842
IMERGENT, INC.*	2,300	44,758
MOLINA HEALTHCARE, INC.*	5,000	152,950
MYRIAD GENETICS, INC.*	12,600	434,196
NOVO NORDISK A/S - ADR	2,700	244,431
PAR PHARMACEUTICAL COS., INC.*	200	5,024
ROTECH HEALTHCARE, INC.*	17,400	29,754
SANTARUS, INC.*	40,700	286,528
SYNERGETICS USA, INC.*	6,900	24,702
TENET HEALTHCARE CORP.*	38,000	244,340
UNITEDHEALTH GROUP, INC.	8,000	423,760

INDUSTRIALS - 11.4%		4,839,239
ABATIX CORP.*	41,328	297,148
ADVANCED ENVIRONMENTAL RECYCLING TECHNOLOGIES, INC.*	18,526	25,751
ARKANSAS BEST CORP.	3,700	131,535
ASTEC INDUSTRIES, INC.*	2,200	88,550
CSX CORP.	1,000	40,050
DIGITAL POWER CORP.*	27,850	35,091
DOCUMENT SECURITY SYSTEMS, INC.*	18,900	204,687
DYANAMIC MATERIALS CORP.	3,600	117,792
ECOLOGY AND ENVIRONMENT, INC. - CLASS A	7,800	92,664
ELBIT SYSTEMS, LTD.	3,200	115,232
EMPIRE RESOURCES, INC.	4,600	51,428
FREIGHTCAR AMERICA, INC.	3,500	168,595
THE GOLDFIELD CORP.*	28,800	28,800
GRUPO AEROPORTUARIO DEL SURESTE - ADR	2,600	122,772
GUANGSHEN RAILWAY CO. LTD. - ADR	7,000	220,990
JOHN H. HARLAND CO.	2,200	112,706
HURCO COS., INC.*	3,000	128,550
HUTTIG BUILDING PRODUCTS, INC.*	100	605
IMPERIAL INDUSTRIES, INC.*	12,900	99,846
INTERNATIONAL ALUMINUM CORP.	2,500	132,375
JEWETT-CAMERON TRADING CO., LTD.*	14,250	104,168
KREISLER MANUFACTURING CORP.*	9,238	177,462
K-TRON INTERNATIONAL, INC.*	2,000	143,460
THE LAMSON & SESSIONS CO.*	9,500	264,005
LMI AEROSPACE, INC.*	1,400	26,082
M&F WORLDWIDE CORP.*	3,700	176,157
NORFOLK SOUTHERN CORP.	1,600	80,960
SIMCLAR, INC.*	13,900	84,234
TECHNOLOGY RESEARCH CORP.	9,700	47,724
THOMAS GROUP, INC.	11,597	138,236
TRINITY INDUSTRIES, INC.	10,400	435,968
UNION PACIFIC CORP.	1,000	101,550
UNITED INDUSTRIAL CORP.	2,000	110,400
UNIVERSAL SECURITY INSTRUMENTS, INC.*	7,818	268,548
USG CORP.*	2,600	121,368
VSE CORP.	4,799	197,527
XENONICS HOLDINGS, INC.*	69,300	146,223

INFORMATION TECHNOLOGY - 8.1%		3,431,351
ADDVANTAGE TECHNOLOGIES GROUP, INC.*	23,100	79,464
AIXTRON - ADR*	153	1,088
ALLIANCE FIBER OPTIC PRODUCTS, INC.*	55,652	105,739
CALAMP CORP.*	6,800	58,684
CHIPMOS TECHNOLOGIES (BERMUDA), LTD.*	77	532
CREATIVE TECHNOLOGY, LTD.	13,390	85,830
CRYPTOLOGIC, INC.	5,300	132,500
CSP, INC.*	37	342
CVD EQUIPMENT CORP.*	9,300	54,870
DATALINK CORP.*	4,600	36,018

ECTEL, LTD.*	217	1,000
ELECTRONIC CLEARING HOUSE, INC.*	93	1,080
EON COMMUNICATIONS CORP.*	37,041	37,411
EPIQ SYSTEMS, INC.*	7,300	148,774
FIDELITY NATIONAL INFORMATION SERVICES, INC.	644	29,276
FIRST DATA CORP.	3,200	86,080
GIGAMEDIA LTD.*	4,600	63,572
HARMONIC, INC.*	100	982
IXYS CORP.*	23,700	242,451
THE KNOT, INC.*	1,200	25,836
MASTERCARD, INC. - CLASS A	5,200	552,448
MICRON TECHNOLOGY, INC.*	44,600	538,768
MICRONETICS, INC.*	12,600	99,918
MICROSOFT CORP.	5,400	150,498
NETSOL TECHNOLOGIES, INC.*	18,927	32,933
OMNIVISION TECHNOLOGIES, INC.*	18,900	244,944
ON SEMICONDUCTOR CORP.*	14,200	126,664
PERFICIENT, INC.*	2,300	45,494
RADCOM, LTD.*	58,764	169,240
RAMTRON INTERNATNIOAL CORP.*	16,200	43,416
STOCKERYALE, INC*	49,942	76,411
TRIQUINT SEMICONDUCTOR, INC.*	23,700	118,500
WIRELESS XCESSORIES GROUP, INC.*	13,900	40,588

MATERIALS - 8.9%		3,752,429
AKZO NOBEL - ADR	3,200	242,944
ARABIAN AMERICAN DEVELOPMENT CO.*	19,300	80,095
ARCH CHEMICALS, INC.	4,200	131,124
AURIZON MINES, LTD.*	60,000	210,600
CEMEX - ADR*	17,200	563,300
EAGLE MATERIALS, INC.	1,200	53,556
MECHEL OPEN JOINT STOCK CO. - ADR	3,600	119,700
NORTHERN ORION RESOURCES, INC.*	39,200	159,544
NORTHGATE MINERALS CORP.*	455,400	1,580,238
POSCO - ADR*	1,200	124,740
TECK COMINCO LTD. - CLASS B	1,600	111,360
TITANIUM METALS CORP.*	2,101	75,400
UFP TECHNOLOGIES, INC.*	9,400	43,992
UNITED STATES LIME & MINERALS, INC.*	6,429	197,756
VALHI, INC.	4,400	58,080

TELECOMMUNICATION SERVICES - 3.3%		1,380,932
CINCINNATI BELL, INC.*	20,800	97,760
GILAT SATELLITE NETWORKS, LTD.*	9,600	79,200
GLOBAL CROSSING LTD.*	8,500	233,750
HICKORY TECH CORP.	100	693
METROMEDIA INTERNATIONAL GROUP, INC.*	49,000	73,990
NTT DOCOMO, INC. - ADR	13,700	252,491
PAETEC HOLDING CORP.*	14,400	150,912
TELEFONICA - ADR	2,200	146,080
TELEKOM AUSTRIA - ADR	1,000	50,440
TELEMIG CELULAR PARTICIPACOES - ADR	4,200	157,374
TELENOR - ADR	2,600	138,242

UTILITIES - 0.6%		253,575
CENTERPOINT ENERGY, INC.	2,300	41,262
ENDESA - ADR	1,900	101,707
KOREA ELECTRIC POWER CORP. - ADR	3,700	74,000
SEMPRA ENERGY	600	36,606

INVESTMENT COMPANIES - 1.9%		825,568
(cost $745,679)
SPDR TRUST SERIES 1	3,900	553,800
TEMPLETON EMERGING MARKETS FUND	16,100	271,768

CASH EQUIVALENTS - 4.0%		1,706,042
(cost $1,706,042)
HIGHMARK FIDUCIARY US TREASURY MONEY MARKET	853,021	853,021
HIGHMARK FIDUCIARY DIVERSIFIED MONEY MARKET	853,021	853,021

TOTAL INVESTMENT SECURITIES - 99.9%		42,336,406
(cost $37,137,387)

ASSETS LESS OTHER LIABILITIES - 0.1%		28,856

NET ASSETS - 100.0%		$42,365,262

*Non-income producing security.
ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments                                                                $37,405,354
Gross unrealized appreciation                                                 6,743,604
Gross unrealized depreciation                                                (1,812,552)
Net unrealized appreciation                                                    $4,931,052

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)
Kendrick W. Kam, President & Treasurer

Date       May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Kendrick W. Kam, President & Treasurer

Date       May 22, 2007

* Print the name and title of each signing officer under his or her signature.